Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Components of Intangible Assets Subject to Amortization
The components of intangible assets subject to amortization at December 31, 2020 and 2019 were as follows:

	December 31, 2020		December 31, 2019
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	379,504	279,372	370,178	262,405
Customer relationships	155,648	46,613	153,708	35,276
Patents and developed technology	124,315	59,328	123,609	46,263
Trademarks	44,914	17,800	41,688	13,582
License fees	13,651	6,065	15,944	8,482
Other	17,163	9,235	18,972	11,846

	735,195	418,413	724,099	377,854

Changes in Carrying Amount of Goodwill by Segment
The changes in the carrying amount of goodwill by segment for the years ended December 31, 2020 and 2019 were as follows:

	Year ended December 31, 2020
	Office	Imaging System	Medical System	Industry and Others	Total
	(Millions of yen)
Goodwill – gross	135,862	46,953	508,907	238,229	929,951
Accumulated impairment losses	(31,290)	—	—	—	(31,290)

Balance at beginning of year	104,572	46,953	508,907	238,229	898,661
Goodwill acquired during the year	—	—	—	—	—
Translation adjustments and other	1,997	2,398	(2,394)	14,902	16,903

Goodwill – gross	138,985	49,351	506,513	253,131	947,980
Accumulated impairment losses	(32,416)	—	—	—	(32,416)

Balance at end of year	106,569	49,351	506,513	253,131	915,564

	Year ended December 31, 2019
	Office	Imaging System	Medical System	Industry and Others	Total
	(Millions of yen)
Goodwill – gross	139,518	48,670	500,896	251,855	940,939
Accumulated impairment losses *	(32,428)	—	—	—	(32,428)

Balance at beginning of year	107,090	48,670	500,896	251,855	908,511
Goodwill acquired during the year	—	—	8,330	—	8,330
Translation adjustments and other	(2,518)	(1,717)	(319)	(13,626)	(18,180)

Goodwill – gross	135,862	46,953	508,907	238,229	929,951
Accumulated impairment losses *	(31,290)	—	—	—	(31,290)

Balance at end of year	104,572	46,953	508,907	238,229	898,661

*
Based on the realignment of Canon’s internal reporting and management structure, from the beginning of the first quarter of 2020, Canon has reclassified certain businesses from the Industry and Others Business Unit to the Office Business Unit. Prior period amounts also have been reclassified.